Offerings	Oct. 31, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	12.82
Maximum Aggregate Offering Price	$ 5,128,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 785.10
Offering Note	Rule 457(c)
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	15.08
Maximum Aggregate Offering Price	$ 75,400,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,543.74
Offering Note	Rule(457c)